Intangible assets (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Balance at the beginning of the year	₨ 14,595	₨ 14,595
Effect of movement in exchange rates	0	0
Impairment loss recognized during the year	0	0
Net carrying amount of goodwill	₨ 14,595	₨ 14,595